Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Loss	$ (5,903,460)	$ (5,947,712)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization	219,552	220,201
Stock Based Compensation	22,947	34,809
Amortization of Debt Discount and Beneficial Conversion Charge	740,603	132,662
Non-cash Interest expense related to Notes Payable	847,082	562,767
Loss on Sale of Research and Development Inventory	1,934,630	0
Loss on Disposal of Equipment	945	0
Changes in operating assets and liabilities
(Increase) Decrease in Inventories	308,480	(232,821)
Decrease in Prepaid Expenses	5,537	15,660
Decrease in Restricted Cash	90,000	0
Increase in Accounts Payable	40,160	553,418
Increase (Decrease) in Accrued Expenses	284,526	(129,791)
(Decrease) in Deferred Rent Liability	(22,190)	(22,191)
Net Cash Used in Operating Activities	(1,431,188)	(4,812,998)
Cash Flows from Investing Activities
Purchase of Equipment	(270)	(3,183)
Net Cash Used in Investing Activities	(270)	(3,183)
Cash Flows from Financing Activities
Proceeds from Convertible Notes Payable	1,500,000	2,300,000
Repayments on Notes Payable	(200,000)	0
Payments of Leasehold Improvement Loan	(9,742)	(8,906)
Net Cash Provided by Financing Activities	1,290,258	2,291,094
Net Decrease in Cash and Cash Equivalents	(141,200)	(2,525,087)
Cash and Cash Equivalents, Beginning of Year	228,971	2,754,058
Cash and Cash Equivalents, End of Year	87,771	228,971
SUPPLEMENTAL INFORMATION:
Interest paid	15,273	10,564
NON-CASH FINANCING ACTIVITIES:
Preferred stock issued upon note payable and interest conversion	9,636,603	0
Equity issuance costs accrued not paid	421,077	0
Issuance of commmon stock through the cashless exercise of warrants	$ 57	$ 0